Income Tax - Schedule of Income Tax (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income Tax [Abstract]
- For current year	$ 53,424	$ 38,711	$ 108,382	$ 119,238	$ 387,407
- Short provision of earlier year			12,265
Deferred tax (benefit) / expense	(4,572)	32,971	11,507	28,241	135,640
Income tax expense	$ 48,853	$ 71,682	$ 132,154	$ 147,479	$ 523,047